Marketable Securities, Available-for-Sale (Tables)	6 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Summary of Marketable Securities Available for Sale

Marketable securities, available-for-sale, consisted of the following (in thousands):

June 30, 2019

	Maturity in Years	Amortized Cost	Unrealized		Fair Value
			Gains	Losses
U.S. government agency securities	Less than 1	$2,750	$1	$—	$2,751
Corporate debt securities	Less than 1	97,756	194	—	97,950
Commercial Paper	Less than 1	70,538	150	—	70,688

Total marketable securities		$171,044	$345	$—	$171,389